Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Other tax payables	$ 4,386,517	$ 3,239,430
Accrued expenses	2,772,237	2,011,136
Accrued loss contingencies relating litigation and asserted claims	2,872,150	95,857
Others	655,614	609,533
Total	$ 10,686,518	$ 5,955,956